Deposits - Summary of Maturity Schedule for Term Deposits (Parenthetical) (Detail) $ in Millions	Apr. 30, 2024 CAD ($)
Disclosure Of Deposits [line Items]
Foreign term deposits in excess	$ 513,859	[1],[2]
Foreign countries [member] | Bottom of range [member]
Disclosure Of Deposits [line Items]
Foreign term deposits in excess	$ 100,000

[1]	All deposits that mature on a specified date, generally term deposits, guaranteed investments certificates and similar instruments.
[2]	Deposits denominated in U.S. dollars amount to $304,171 (January 31, 2024 – $306,198; October 31, 2023 – $320,088), deposits denominated in Chilean pesos amount to $19,590 (January 31, 2024 – $18,559; October 31, 2023 – $20,200), deposits denominated in Mexican pesos amount to $39,429 (January 31, 2024 – $38,651; October 31, 2023 – $38,127) and deposits denominated in other foreign currencies amount to $112,707 (January 31, 2024 – $116,160; October 31, 2023 – $116,926).